Going Concern Uncertainties (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 29, 2020	Nov. 30, 2019	Feb. 28, 2019	Nov. 30, 2018	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated Deficit	$ (2,275,234)				$ (2,275,234)		$ (1,127,601)	$ (738,004)
Net Loss	$ (762,196)	$ (385,437)	$ (7,343)	$ (17,283)	(1,147,633)	$ (24,626)	(389,597)	(86,846)
Net Cash Used in Operating Activities					$ (519,668)	$ (15,376)	$ (109,408)	$ (35,734)
Going concern uncertainties and liquidity requirements, description							Management of the Company is estimating approximately $1,000,000 will be required over the next twelve months to fully execute its business strategy. These can be no assurance the Company will be able to obtain such funds.